Net financial income (loss) - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2019	Oct. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Interest income on cash and cash equivalents	€ 985	€ 2,629	€ 1,217
Increase in cash and cash equivalents	(3,014)	25,547	(33,895)
Interest expense	10,265	7,916	7,779
Foreign exchange gains	1,107	5,220	785
JNJ-1900 (NBTXR3)
Disclosure of financial instruments by type of interest rate [line items]
Interest income on cash and cash equivalents		2,600
Janssen
Disclosure of financial instruments by type of interest rate [line items]
Adjustments for fair value losses		4,200
USD / Euro exchange rate
Disclosure of financial instruments by type of interest rate [line items]
Foreign exchange gains	3,200	3,000	2,100
EIB Loan
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	10,300	7,900	7,800
Impact of discounting and accretion	500	2,800	€ (300)
Increase (decrease) related to adjustments for income forecast projections	10,400	14,200
Impact of debt discounting effect	€ 9,900	11,300
Borrowings, interest rate			21.30%	21.30%	5.00%	6.00%
EIB Loan | Janssen
Disclosure of financial instruments by type of interest rate [line items]
Increase (decrease) related to adjustments for income forecast projections		€ 14,200
Borrowings, interest rate	21.30%	21.30%
EIB Loan | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	€ 1,500	€ 1,700	€ 1,600
EIB Loan | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	7,200	6,100	€ 5,900
Optimization of Cash Mangements
Disclosure of financial instruments by type of interest rate [line items]
Increase in cash and cash equivalents	€ 1,600	€ (1,400)